                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                    811-7460

Exact name of registrant as specified in charter:                      Delaware Investments Dividend and
                                                                       Income Fund, Inc.

Address of principal executive offices:                                2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:                                 Richelle S. Maestro, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               November 30

Date of reporting period:                                              February 28, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.
---------------------------------------------------

February 28, 2005

                                                            NUMBER OF          MARKET
                                                            SHARES             VALUE
COMMON STOCK- 77.60%
Automobiles & Automotive Parts - 2.50%
*General Motors                                               39,900        $ 1,423,233
Goodrich (B.F.)                                               76,400          2,829,092
                                                                            -----------
                                                                              4,252,325
                                                                            -----------
Banking, Finance & Insurance - 8.30%
Bank of America                                               53,400          2,491,110
J.P. Morgan Chase                                             44,700          1,633,785
MBNA                                                         108,100          2,742,497
Mellon Financial                                              85,100          2,440,668
Morgan Stanley                                                57,300          3,235,730
Wells Fargo                                                   26,400          1,567,632
                                                                            -----------
                                                                             14,111,422
                                                                            -----------
Building & Materials - 0.09%
*+Foster Wheeler                                               8,434            151,388
                                                                            -----------
                                                                                151,388
                                                                            -----------
Chemicals - 4.19%
Dow Chemical                                                  63,700          3,513,055
duPont (E.I.) deNemours                                       67,700          3,608,410
                                                                            -----------
                                                                              7,121,465
                                                                            -----------
Computers & Technology - 3.40%
Intel                                                         74,200          1,779,316
+Intuit                                                       50,700          2,169,960
Pitney Bowes                                                  40,000          1,834,400
                                                                            -----------
                                                                              5,783,676
                                                                            -----------
Consumer Products - 1.06%
Procter & Gamble                                              34,000          1,805,060
                                                                            -----------
                                                                              1,805,060
                                                                            -----------
Electronics & Electrical Equipment - 2.32%
Emerson Electric                                              25,000          1,658,000
General Electric                                              65,100          2,291,520
                                                                            -----------
                                                                              3,949,520
                                                                            -----------
Energy - 5.69%
ChevronTexaco                                                 56,000          3,476,480
Exxon Mobil                                                   40,000          2,532,400
Kerr-McGee                                                    45,300          3,517,998
*+Petroleum Geo-Services ADR                                   1,989            142,943
                                                                            -----------
                                                                              9,669,821
                                                                            -----------
Food, Beverage & Tobacco - 5.98%
Anheuser-Busch                                                49,900          2,367,755
General Mills                                                 58,900          3,084,593
Kellogg                                                       47,500          2,090,000
PepsiCo                                                       48,600          2,617,596
                                                                            -----------
                                                                             10,159,944
                                                                            -----------
Healthcare REIT's  - 0.21%
+#Medical Properties Trust 144A                               35,000            350,000
                                                                            -----------
                                                                                350,000
                                                                            -----------
Healthcare & Pharmaceuticals - 4.66%
Abbott Laboratories                                           35,000          1,609,650
Pfizer                                                        75,200          1,977,008
+Tenet Healthcare                                            177,400          1,935,434
Wyeth                                                         58,800          2,400,216
                                                                            -----------
                                                                              7,922,308
                                                                            -----------
Industrial REIT's  - 1.45%
AMB Property                                                  63,300          2,457,306
                                                                            -----------
                                                                              2,457,306
                                                                            -----------
Investment Companies - 1.74%
*Gladstone Capital                                           120,300          2,959,380
                                                                            -----------
                                                                              2,959,380
                                                                            -----------
Leisure, Lodging & Entertainment  - 1.61%
Starwood Hotels & Resorts Worldwide                           47,900          2,741,796
                                                                            -----------
                                                                              2,741,796
                                                                            -----------

Mall REIT's - 4.42%
General Growth Properties                                    113,538          3,962,476
Simon Property Group                                          57,300          3,550,308
                                                                            -----------
                                                                              7,512,784
                                                                            -----------
Manufactured Housing REIT's  - 0.33%
Sun Communities                                               16,000            560,640
                                                                            -----------
                                                                                560,640
                                                                            -----------
Media - 0.07%
*+XM Satellite Radio Holdings Class A                          3,500            115,360
                                                                            -----------
                                                                                115,360
                                                                            -----------
Mortgage REIT's - 8.60%
*American Home Mortgage Investment                            98,400          3,065,160
Fieldstone Investment                                        100,000          1,500,000
*Friedman Billings Ramsey Group Class A                       95,495          1,771,432
+#KKR Financial 144A                                         182,600          1,917,300
*MortgageIT Holdings                                         187,000          3,225,750
+#Peoples Choice 144A                                        176,700          1,767,000
Saxon Capital                                                 30,100            540,596
Sunset Financial Resources                                    84,800            826,800
                                                                            -----------
                                                                             14,614,038
                                                                            -----------
Multifamily REIT's  - 1.26%
BRE Properties Class A                                        32,500          1,274,000
*+Education Realty Trust                                      50,900            860,210
                                                                            -----------
                                                                              2,134,210
                                                                            -----------
Office/Industrial REIT's  - 3.04%
Duke Realty                                                   83,900          2,657,952
Liberty Property Trust                                        60,270          2,498,794
                                                                            -----------
                                                                              5,156,746
                                                                            -----------
Office REIT's  - 4.73%
Equity Office Properties Trust                                92,400          2,787,709
Prentiss Properties Trust                                     73,572          2,581,641
Reckson Associates Realty                                     87,420          2,670,681
                                                                            -----------
                                                                              8,040,031
                                                                            -----------
Paper & Forest Products - 0.88%
International Paper                                           40,000          1,494,000
                                                                            -----------
                                                                              1,494,000
                                                                            -----------
Retail - 0.09%
*+Kmart Holding                                                1,550            151,079
                                                                            -----------
                                                                                151,079
                                                                            -----------
Retail Strip Centers REIT's  - 1.61%
Ramco-Gershenson Properties                                   96,400          2,728,120
                                                                            -----------
                                                                              2,728,120
                                                                            -----------
Telecommunications - 6.04%
Alltel                                                        63,500          3,632,200
*BCE                                                         148,900          3,490,216
+Fairpoint Communications                                    180,000          3,132,000
                                                                            -----------
                                                                             10,254,416
                                                                            -----------
Utilities - 3.33%
Dominion Resources                                            36,600          2,636,298
*FPL Group                                                    38,000          3,015,300
                                                                            -----------
                                                                              5,651,598
                                                                            -----------
TOTAL COMMON STOCK (COST $105,987,765)                                      131,848,433
                                                                            ===========

CONVERTIBLE PREFERRED STOCK- 4.97%
Banking, Finance & Insurance - 1.43%
Chubb 7.00%                                                   15,000            446,850
Lehman Brothers Holdings 6.25%                                16,000            452,000
National Australia Bank Units 7.875%                          40,000          1,532,000
                                                                            -----------
                                                                              2,430,850
                                                                            -----------
Consumer Products - 1.45%
Newell Financial Trust I 5.25%                                52,600          2,452,475
                                                                            -----------
                                                                              2,452,475
                                                                            -----------
Environmental Services - 0.45%
Allied Waste Industries 6.25%                                 16,200            771,768
                                                                            -----------
                                                                                771,768
                                                                            -----------
Diversified REIT's - 0.82%
Crescent Real Estate 6.75%                                    62,600          1,392,850
                                                                            -----------
                                                                              1,392,850
                                                                            -----------

Telecommunications - 0.82%
Lucent Technologies Capital Trust I 7.75%                                                                  1,300          1,392,463
                                                                                                                         ----------
                                                                                                                          1,392,463
                                                                                                                         ----------
TOTAL CONVERTIBLE PREFERRED STOCK (COST $8,895,050)                                                                       8,440,406
                                                                                                                         ==========


PREFERRED STOCKS- 6.29%
Leisure, Lodging & Entertainment - 0.91%
WestCoast Hospitality Capital Trust 9.50%                                                                 58,000          1,548,600
                                                                                                                         ----------
                                                                                                                          1,548,600
                                                                                                                         ----------
Lodging REIT's - 2.40%
Equity Inns Series B 8.75%                                                                                35,700            946,050
LaSalle Hotel Properties 10.25%                                                                          113,200          3,129,980
                                                                                                                         ----------
                                                                                                                          4,076,030
                                                                                                                         ----------
Office REIT's - 1.21%
SL Green Realty 7.625%                                                                                    80,000          2,050,000
                                                                                                                         ----------
                                                                                                                          2,050,000
                                                                                                                         ----------
Retail Strip Center REIT's - 0.66%
Ramco-Gershenson Properties 9.50%                                                                         40,000          1,126,200
                                                                                                                         ----------
                                                                                                                          1,126,200
                                                                                                                         ----------
Utilities - 1.11%
Public Service Enterprise Group 10.25%                                                                    27,200          1,879,520
                                                                                                                         ----------
                                                                                                                          1,879,520
                                                                                                                         ----------
TOTAL PREFERRED STOCKS (COST $9,564,868)                                                                                 10,680,350
                                                                                                                         ==========


                                                                                                       PRINCIPAL
                                                                                                        AMOUNT
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.26%
#Meristar Commercial Mortgage Trust Series 1999-C1 C 144A 8.29% 3/3/16                                  $400,000            438,262
                                                                                                                         ----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $445,969)                                                                 438,262
                                                                                                                         ==========

CONVERTIBLE BONDS- 4.42%
Capital Goods - Manufacturing - 0.22%
#Tyco International Group 144A 2.75% 1/15/18                                                             250,000            371,563
                                                                                                                         ----------
                                                                                                                            371,563
                                                                                                                         ----------
Consumer Cyclical - 2.92%
#Gap 144A 5.75% 3/15/09                                                                                1,825,000          2,429,530
Meristar Hospitality 9.50% 4/1/10                                                                      1,100,000          1,401,125
#Regal Entertainment Group 144A 3.75% 5/15/08                                                            550,000            715,000
#Saks 144A 2.00% 3/15/24                                                                                 425,000            419,688
                                                                                                                         ----------
                                                                                                                          4,965,343
                                                                                                                         ----------
Computers & Technology  - 0.63%
#Mercury Interactive 144A 4.75% 7/1/07                                                                   550,000            557,563
#Sybase Convertible 144A 1.75% 2/22/25                                                                   500,000            505,000
                                                                                                                         ----------
                                                                                                                          1,062,563
                                                                                                                         ----------
Transportation & Shipping - 0.11%
#ExpressJet Holdings 144A 4.25% 8/1/23                                                                   200,000            189,250
                                                                                                                         ----------
                                                                                                                            189,250
                                                                                                                         ----------
Utilities - 0.54%
*#CenterPoint Energy 144A 3.75% 5/15/23                                                                  800,000            916,000
                                                                                                                         ----------
                                                                                                                            916,000
                                                                                                                         ----------
TOTAL CONVERTIBLE BONDS (COST $6,205,188)                                                                                 7,504,719
                                                                                                                         ==========

CORPORATE BONDS- 36.81%
Basic Materials - 4.85%
Abitibi-Consolidated 6.95% 12/15/06                                                                      400,000            414,000
*#BCP Caylux Holdings 144A 9.625% 6/15/14                                                                200,000            232,000
#Boise Cascade 144A 7.125% 10/15/14                                                                      495,000            525,938
Bowater 9.50% 10/15/12                                                                                   295,000            344,916
Fort James 7.75% 11/15/23                                                                                925,000          1,105,374
*#Huntsman 144A 7.375% 1/1/15                                                                            425,000            453,688
*Lyondell Chemical 9.875% 5/1/07                                                                         250,000            261,250
MDP Acquisitions 9.625% 10/1/12                                                                          555,000            617,437
*Nalco 8.875% 11/15/13                                                                                   275,000            305,250
#Novelis 144A 7.25% 2/15/15                                                                              300,000            312,000
#Port Townsend Paper 144A 11.00% 4/15/11                                                                 450,000            454,500
Potlatch 12.50% 12/1/09                                                                                  475,000            575,908
#PQ 144A 7.50% 2/15/13                                                                                   160,000            166,600
*Rhodia 8.875% 6/1/11                                                                                    545,000            568,163
Smurfit Capital Funding 7.50% 11/20/25                                                                   500,000            507,500
+Solutia 6.72% 10/15/37                                                                                  700,000            551,250
Tembec Industries 8.50% 2/1/11                                                                           600,000            603,000
Witco 6.875% 2/1/26                                                                                      250,000            238,750
                                                                                                                         ----------
                                                                                                                          8,237,524
                                                                                                                         ----------

Capital Goods - Manufacturing - 3.55%
Aearo 8.25% 4/15/12                                             200,000            211,000
*AEP Industries 9.875% 11/15/07                                 375,000            382,969
Allied Waste North America 9.25% 9/1/12                         375,000            416,250
Anchor Glass 11.00% 2/15/13                                     275,000            285,313
Armor Holdings 8.25% 8/15/13                                    400,000            446,000
#Buhrmann US 144A 7.875% 3/1/15                                 125,000            126,563
*Cenveo 7.875% 12/1/13                                          225,000            210,375
#DRS Technologies 144A 6.875% 11/1/13                           100,000            105,500
*Foster Wheeler 10.359% 9/15/11                                 206,250            227,391
Geo Subordinate 11.00% 5/15/12                                  450,000            469,124
*#Graham Packaging 144A 9.875% 10/15/14                         305,000            330,163
#Hydrochem Industrial Services 144A 9.25% 2/15/13               445,000            454,456
#IMCO Recycling 144A 9.00% 11/15/14                             425,000            448,375
Interline Brands 11.50% 5/15/11                                 421,000            477,834
Moog 6.25% 1/15/15                                              200,000            206,000
@Mueller Holdings 14.75% 4/15/14                                550,000            400,125
*#Owens-Brockway 144A 6.75% 12/1/14                             200,000            206,000
#Park-Ohio Industries 144A 8.375% 11/15/14                      225,000            225,000
Radnor Holdings
[CHECK MARK]9.41% 4/15/09                                       235,000            241,463
           *11.00% 3/15/10                                      175,000            154,875
                                                                                ----------
                                                                                 6,024,776
                                                                                ----------
Consumer Cyclical - 6.42%
#Accuride 144A 8.50% 2/1/15                                     300,000            310,500
Adesa 7.625% 6/15/12                                            250,000            266,875
@Advanced Accessory Holdings 13.25% 12/15/11                    250,000            101,250
*Advanced Accessory Systems 10.75% 6/15/11                      450,000            418,500
Ameristar Casinos 10.75% 2/15/09                                670,000            747,887
Argosy Gaming 9.00% 9/1/11                                       75,000             83,813
+Avado Brands 9.75% 6/1/06                                      230,000             58,650
Boyd Gaming 9.25% 8/1/09                                        761,000            816,172
Caesars Entertainment 9.375% 2/15/07                            150,000            164,250
*#Carrols 144A 9.00% 1/15/13                                    300,000            318,000
*Collins & Aikman Products 10.75% 12/31/11                      360,000            343,800
*#Cooper-Standard 144A 7.00% 12/15/12                           100,000             99,000
*#Denny's 144A 10.00% 10/1/12                                   300,000            327,750
Gaylord Entertainment 8.00% 11/15/13                            325,000            353,844
Interface 10.375% 2/1/10                                        350,000            407,750
#Landry's Restaurant 144A 7.50% 12/15/14                        520,000            522,600
#Loehmanns Capital 144A 13.00% 10/1/11                           75,000             74,625
#Lone Star Industries 144A 8.85% 6/15/05                        300,000            303,919
*Mandalay Resort Group 10.25% 8/1/07                             35,000             39,550
MGM MIRAGE 9.75% 6/1/07                                         275,000            305,938
O'Charleys 9.00% 11/1/13                                        430,000            471,925
Penn National Gaming
   8.875% 3/15/10                                               850,000            927,562
   11.125% 3/1/08                                               600,000            636,359
Perkins Family Restaurants 10.125% 12/15/07                      20,000             20,500
*Royal Caribbean Cruises 7.25% 3/15/18                          350,000            393,750
#Six Flags 144A 9.625% 6/1/14                                    65,000             61,263
@Town Sports International 11.00% 2/1/14                        320,000            184,000
#Uno Restaurant 144A 10.00% 2/15/11                             300,000            307,500
+Venture Holdings 12.00% 6/1/09                                 425,000                531
Warnaco 8.875% 6/15/13                                          500,000            553,750
Wheeling Island Gaming 10.125% 12/15/09                         525,000            572,250
#Wynn Las Vegas 144A 6.625% 12/1/14                             700,000            701,749
                                                                                ----------
                                                                                10,895,813
                                                                                ----------
Consumer Non-Cyclical - 3.94%
*Ameripath 10.50% 4/1/13                                        295,000            308,275
#Commonwealth Brands 144A 10.625% 9/1/08                        460,000            492,200
Corrections Corporation of America 9.875% 5/1/09                175,000            193,594
Cott Beverages 8.00% 12/15/11                                    75,000             80,906
*Great Atlantic & Pacific Tea 7.75% 4/15/07                     225,000            227,531

#Knowledge Learn 144A 7.75% 2/1/15                              215,000            217,150
#Le-Natures 144A 10.00% 6/15/13                                 550,000            610,500
National Beef Packing 10.50% 8/1/11                             325,000            341,250
Pilgrims Pride 9.625% 9/15/11                                   410,000            457,150
Province Healthcare 7.50% 6/1/13                                875,000            979,999
#Rite Aid 144A 7.50% 1/15/15                                    350,000            348,250
Seminis Vegetable Seeds 10.25% 10/1/13                          375,000            450,938
*True Temper Sports 8.375% 9/15/11                              395,000            382,163
Universal Hospital Services 10.125% 11/1/11                     420,000            436,800
#US Oncology 144A 10.75% 8/15/14                                440,000            508,200
*@Vanguard Health 11.25% 10/1/15                                545,000            399,213
#Warner Chilcott 144A 8.75% 2/1/15                              250,000            261,250
                                                                                ----------
                                                                                 6,695,369
                                                                                ----------
Energy - 2.88%
Bluewater Finance 10.25% 2/15/12                                390,000            432,900
CMS Energy 9.875% 10/15/07                                      250,000            280,625
#Dynegy Holdings 144A 10.125% 7/15/13                           900,000          1,030,500
El Paso Natural Gas 7.625% 8/1/10                               200,000            218,000
El Paso Production Holding 7.75% 6/1/13                         550,000            592,625
#Hilcorp Energy 144A 10.50% 9/1/10                              400,000            457,000
#Inergy Finance 144A 6.875% 12/15/14                            250,000            255,000
Petroleum Geo-Services
   8.00% 11/5/06                                                200,159            204,913
   10.00% 11/5/10                                               524,909            608,894
[CHECK MARK]#Secunda International 144A 10.66% 9/1/12           245,000            245,000
#Stone Energy 144A 6.75% 12/15/14                               150,000            151,500
Tennessee Gas Pipeline 8.375% 6/15/32                           350,000            413,875
                                                                                ----------
                                                                                 4,890,832
                                                                                ----------
Finance - 1.39%
#America Real Estate 144A 7.125% 2/15/13                        325,000            330,688
BF Saul REIT 7.50% 3/1/14                                       125,000            130,156
*#E*Trade Financial 144A 8.00% 6/15/11                          475,000            515,374
#Farmers Exchange Capital 144A 7.20% 7/15/48                    250,000            263,320
FINOVA Group 7.50% 11/15/09                                     835,500            373,886
LaBranche & Company 11.00% 5/15/12                              275,000            297,688
Midland Funding II 11.75% 7/23/05                                60,226             62,092
Tanger Properties 9.125% 2/15/08                                350,000            393,750
                                                                                ----------
                                                                                 2,366,954
                                                                                ----------
Media - 5.36%
+Adelphia Communications 8.125% 7/15/06                         525,000            446,250
American Media Operation 10.25% 5/1/09                          200,000            209,000
Avalon Cable 11.875% 12/1/08                                    504,168            526,225
#Charter Communications 144A 5.875% 11/16/09                    165,000            162,525
Charter Communications Holdings 10.75% 10/1/09                1,425,000          1,236,187
CSC Holdings
   7.25% 7/15/08                                                245,000            262,456
   8.125% 8/15/09                                               215,000            240,263
   *10.50% 5/15/16                                              550,000            618,750
Dex Media West 9.875% 8/15/13                                   125,000            144,063
Insight Midwest 10.50% 11/1/10                                  850,000            928,624
*Lodgenet Entertainment 9.50% 6/15/13                           425,000            473,875
Mediacom Capital
   *8.50% 4/15/08                                               750,000            766,875
   9.50% 1/15/13                                                325,000            340,438
Nextmedia Operating 10.75% 7/1/11                               275,000            307,313
PEI Holdings 11.00% 3/15/10                                     500,000            594,375
Rogers Cablesystems 10.00% 3/15/05                              700,000            707,000
Sheridan Acquisition 10.25% 8/15/11                             325,000            353,438
#Warner Music Group 144A 7.375% 4/15/14                         190,000            202,350
XM Satellite Radio 12.00% 6/15/10                               500,000            593,750
                                                                                ----------
                                                                                 9,113,756
                                                                                ----------
Technology - 0.33%
#Magnachip Semiconductor 144A 8.00% 12/15/14                    300,000            317,250
Stratus Technologies 10.375% 12/1/08                            250,000            250,000
                                                                                ----------
                                                                                   567,250
                                                                                ----------
Telecommunications - 3.77%
[CHECK MARK]#AirGate PCS 144A 6.41% 10/15/11                    175,000            182,438
*Alaska Communications Systems Holdings 9.875% 8/15/11          324,000            352,350
Centennial Cellular Operating 10.125% 6/15/13                   315,000            366,975
*Cincinnati Bell 8.375% 1/15/14                                 625,000            649,218

@Inmarsat Finance 10.375% 11/15/12                              450,000            342,563
#Intelsat Bermuda 144A 8.625% 1/15/15                           500,000            536,250
iPCS 11.50% 5/1/12                                              200,000            233,000
#Iwo Escrow 144A
   [CHECK MARK]6.32% 1/15/12                                     75,000             78,000
   @10.75% 1/15/15                                               75,000             49,500
MCI
   6.908% 5/1/07                                                250,000            256,250
   7.688% 5/1/09                                                500,000            528,125
MetroPCS 10.75% 10/1/11                                         225,000            243,000
*#New Skies Satellite 144A 9.125% 11/1/12                       325,000            339,625
#Qwest 144A 7.875% 9/1/11                                       115,000            126,213
#Qwest Services 144A 14.00% 12/15/10                            525,000            626,062
Rural Cellular 9.875% 2/1/10                                    100,000            106,000
#Telcordia Technologies 144A 8.875% 3/1/13                      200,000            207,500
*#UbiquiTel Operating 144A 9.875% 3/1/11                        200,000            227,000
[CHECK MARK]US LEC 10.67% 10/1/09                               225,000            226,688
US Unwired 10.00% 6/15/12                                       500,000            569,999
#Valor Telecom 144A 7.75% 2/15/15                               145,000            151,163
                                                                               -----------
                                                                                 6,397,919
                                                                               -----------
Transportation - 1.59%
@#H-Lines Finance Holding 144A 11.00% 4/1/13                    395,000            297,731
#Horizon Lines 144A 9.00% 11/1/12                               175,000            190,094
*Kansas City Southern Railway 9.50% 10/1/08                     400,000            447,000
OMI 7.625% 12/1/13                                              430,000            446,125
Seabulk International 9.50% 8/15/13                             500,000            553,750
Stena AB 9.625% 12/1/12                                         350,000            399,000
#Ultrapetrol 144A 9.00% 11/24/14                                375,000            364,219
                                                                               -----------
                                                                                 2,697,919
                                                                               -----------
Utilities - 2.73%
Avista 9.75% 6/1/08                                             500,000            574,536
*Calpine 10.50% 5/15/06                                         365,000            361,350
[CHECK MARK]#Calpine 144A 8.41% 7/15/07                         221,625            199,463
Elwood Energy 8.159% 7/5/26                                     219,203            249,259
Midwest Generation
   8.30% 7/2/09                                                 500,000            535,000
   8.75% 5/1/34                                                 425,000            489,813
+Mirant Americas Generation 7.625% 5/1/06                       400,000            457,000
*#NRG Energy 144A 8.00% 12/15/13                                430,000            477,300
Orion Power Holdings 12.00% 5/1/10                              250,000            313,750
PSE&G Energy Holdings 7.75% 4/16/07                             250,000            264,375
Reliant Energy 9.50% 7/15/13                                    250,000            282,500
#Texas Genco 144A 6.875% 12/15/14                               250,000            268,125
+#USGen New England 144A 7.459% 1/2/15                          250,000            169,375
                                                                               -----------
                                                                                 4,641,846
                                                                               -----------
TOTAL CORPORATE BONDS (COST $60,441,620)                                        62,529,958
                                                                               ===========

MUNICIPAL BONDS- 0.08%
New Jersey Economic Development Authority Special Facility
  Revenue (Continental Airlines Project) 6.25% 9/15/29 (AMT)    170,000            135,335
                                                                               -----------
TOTAL MUNICIPAL BONDS (COST $144,267)                                              135,335
                                                                               -----------

U.S. TREASURY OBLIGATIONS- 0.74%
^U.S. Treasury Bill 2.282% 3/24/05                            1,265,000          1,263,046
                                                                               -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $1,263,046)                                1,263,046
                                                                               ===========
                                                              NUMBER OF
                                                              SHARES
WARRANTS- 0.00%
+#Solutia144A, exercise price $7.59, expiration date 7/15/09        650                  7
                                                                                         -
TOTAL WARRANTS (COST $55,294)                                                            7
                                                                                         -

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES
   LENDING COLLATERAL - 131.17% (COST $193,003,067)                            222,840,516
                                                                               ===========

                                                                        PRINCIPAL
                                                                          AMOUNT
SECURITIES LENDING COLLATERAL - 14.40%***
Short-Term Investments
Abbey National 2.64% 1/13/06                                             $598,806           599,172
ABN AMRO Amsterdam 2.55% 3/22/05                                          807,123           807,114
Bank of Nova Scotia 2.69% 3/29/05                                         242,126           242,118
Bank of the West 2.57% 3/2/06                                             807,240           807,114
Barclays London 2.54% 3/10/05                                             813,296           813,188
Barclays New York 2.62% 6/1/05                                             80,690            80,685
Bayerische Landesbank 2.61% 3/31/06                                       806,853           807,114
Bear Stearns
   2.65% 1/17/06                                                          161,406           161,532
   2.68% 3/18/05                                                          726,697           726,863
Beta Finance 2.51% 3/21/05                                                177,047           176,801
Calyon 2.57% 4/19/05                                                      807,087           807,073
Citigroup Global Markets 2.70% 3/7/05                                     871,680           871,683
Credit Swiss First Boston New York 2.56% 12/29/05                         169,456           169,507
Fortis Bank 2.54% 3/22/05                                                 807,125           807,114
Goldman Sachs 2.77% 2/28/06                                               887,648           887,825
IXIS Corporate & Investment Bank 2.55% 3/22/05                            807,123           807,114
Lehman Holdings 2.70% 12/23/05                                            807,184           808,079
Marshall & Ilsley Bank 2.51% 12/29/05                                     807,197           807,162
Merrill Lynch Mortgage Capital
   2.73% 4/5/05                                                            64,569            64,569
   2.73% 4/12/05                                                          807,114           807,114
Morgan Stanley
   2.65% 3/1/05                                                         2,144,412         2,144,412
   2.71% 3/10/05                                                          645,687           645,691
   2.71% 3/31/06                                                          161,145           161,423
   2.81% 2/28/06                                                           80,711            80,711
Nordea Bank New York 2.57% 5/13/05                                        807,097           807,059
Pfizer 2.55% 3/31/06                                                      774,829           774,829
Proctor & Gamble 2.42% 3/31/06                                            807,114           807,114
Rabobank, New York 2.63% 3/2/05                                           807,064           807,064
Royal Bank of Canada 2.61% 6/27/05                                        807,150           807,033
Sigma Finance 2.57% 9/30/05                                               758,703           758,562
Societe Generale London 2.43% 3/7/05                                      161,424           161,423
Societe Generale New York 2.56% 6/14/05                                   729,049           728,954
Sun Trust Bank 2.61% 8/5/05                                               403,608           403,514
UBS Securities 2.64% 3/1/05                                             1,614,228         1,614,228
Washington Mutual 2.60% 4/1/05                                            887,852           887,825
Wells Fargo 2.56% 3/31/06                                                 807,157           807,114
                                                                                      -------------
TOTAL SECURITIES LENDING COLLATERAL (COST $24,455,897)                                   24,455,897
                                                                                      =============

TOTAL MARKET VALUE OF SECURITIES - 145.57% (COST $217,458,964)                        247,296,413**

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (14.40%)***                       (24,455,897)

COMMERCIAL PAPER PAYABLE (PAR $55,000,000) - (32.30%)                                  (54,877,014)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.13%                       1,921,009
                                                                                       ------------
NET ASSETS APPLICABLE TO 12,876,300 SHARES OUTSTANDING;
  EQUIVALENT TO $13.19 PER SHARE - 100.00%                                             $169,884,511
                                                                                       ============

@Step Coupon Bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
#Security exempt from registration under Rule 144A of the Securities Act of
 1933. See Note #5 in "Notes."
+Non-income producing security for the period ended February 28, 2005.
^Zero coupon bond. The interest rate shown is the yield at the time of purchase. *Fully or partially on loan.
**Includes $24,010,320 of securities loaned.
+Non-income producing security. Security is currently in default.
[CHECK MARK]Variable Rate Notes. The interest rate shown is the rate as of February 28, 2005.
***See Note #4 in "Notes."

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
AMT - Subject to Alternative Minimum Tax
REIT - Real Estate Investment Trust

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by the Delaware Investments Dividend and Income Fund, Inc. (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. U.S. Government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

DISTRIBUTIONS - The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains and if necessary, a return of capital. The current annualized rate is $0.96 per share. The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

BORROWINGS - The Fund issues short-term commercial paper at a discount from par. The discount is amortized as interest expense over the life of the commercial paper using the straight-line method (See Note 3).

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Premiums and discounts on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

2. INVESTMENTS
At February 28, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments               $193,040,057
                                            ------------
Aggregate unrealized appreciation             36,183,087
Aggregate unrealized depreciation             (6,382,628)
                                            ------------
Net unrealized appreciation                 $ 29,800,459
                                            ------------

For federal income tax purposes, at November 30, 2004, capital loss carryforwards of $15,214,564 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $13,424,663 expires in 2010 and $1,789,901 expires in 2011.

3. COMMERCIAL PAPER
As of February 28, 2005, $55,000,000 (par value) of commercial paper was outstanding with an amortized cost of $54,877,014. The weighted average discount rate of commercial paper outstanding at February 28, 2005, was 2.59%. The average daily balance of commercial paper outstanding during the period ended February 28, 2005, was $54,830,788 at a weighted discount rate of 1.69%. The maximum amount of commercial paper outstanding at any time during the period was $55,000,000. In conjunction with the issuance of the commercial paper, the Fund entered into a line of credit arrangement with J.P. Morgan Chase for $30,000,000 with a scheduled termination date of January 5, 2006. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at the rate of 0.15% per annum on the unused balance. During the period ended February 28, 2005 there were no borrowings under this arrangement.

4.  SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At February 28, 2005, the market value of securities on loan was $24,010,320 for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

5. CREDIT AND MARKET RISKS
The Fund invests a portion of its assets in high-yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At February 28, 2005, 144A securities represented approximately 16.78% of total assets. 144A securities comprising 0.00% of total assets have been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of a fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Schedule of Investments.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

ITEM 2. CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Dividend and Income Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
-----------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  4/26/05

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Dividend and Income Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
--------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  4/25/05

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  4/26/05



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  4/26/05


MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  4/25/05